UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2018

Semiannual Report

to Shareholders

DWS Managed Municipal Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
33	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets

37	Financial Highlights
41	Notes to Financial Statements
52	Information About Your Fund’s Expenses
54	Advisory Agreement Board Considerations and Fee Evaluation
59	Account Management Resources
61	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Managed Municipal Bond Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues into the new year, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief investment Officer (“CIO”) and Chief Economist agree that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insight” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Managed Municipal Bond Fund	|	3

Performance Summary	November 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	–0.24%	–0.01%	3.50%	5.07%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.98%	–2.76%	2.93%	4.78%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.24%	3.60%	4.86%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–2.98%	3.03%	4.57%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	–0.75%	–0.91%	2.67%	4.25%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.73%	–0.91%	2.67%	4.25%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.02%	2.80%	4.05%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.02%	2.80%	4.05%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	–0.24%	0.20%	3.71%	5.27%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		–0.03%	3.81%	5.06%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	–0.22%	0.22%	3.73%	5.32%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		–0.01%	3.84%	5.10%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

4	|	DWS Managed Municipal Bond Fund

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2018 are 0.77%, 1.56%, 0.62% and 0.56% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

DWS Managed Municipal Bond Fund	|	5

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/18	$8.82	$8.81	$8.83	$8.82
5/31/18	$8.98	$8.98	$9.00	$8.99
Distribution Information as of 11/30/18
Income Dividends, Six Months	$.14	$.10	$.15	$.15
November Income Dividend	$0.0235	$0.0179	$0.0251	$0.0253
SEC 30-day Yield‡‡	2.47%	1.77%	2.75%	2.79%
Tax Equivalent Yield‡‡	4.17%	2.98%	4.65%	4.71%
Current Annualized Distribution Rate‡‡	3.25%	2.47%	3.46%	3.49%

‡‡

The SEC yield is net investment income per share earned over the month ended November 30, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.74% and 2.70% for Class C and S shares, respectively had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income tax rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.44% and 3.41% for Class C and S shares, respectively had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Managed Municipal Bond Fund

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 1998.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 1999.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Chad Farrington, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund on December 10, 2018.

–	Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.

–	BS, Montana State University.

Michael J. Generazo, Director

Portfolio Manager of the Fund. Began managing the Fund in 2010.

–	Joined DWS in 1999.

–	BS, Bryant College; MBA, Suffolk University.

DWS Managed Municipal Bond Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	11/30/18	5/31/18
Revenue Bonds	74%	71%
General Obligation Bonds	12%	17%
Lease Obligations	9%	8%
Escrow to Maturity/Prerefunded Bonds	5%	4%
	100%	100%

Interest Rate Sensitivity	11/30/18	5/31/18
Effective Maturity	6.5 years	6.1 years
Modified Duration	5.2 years	5.1 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio)	11/30/18	5/31/18
AAA	6%	11%
AA	42%	43%
A	36%	36%
BBB	11%	7%
BB	2%	1%
Not Rated	3%	2%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio)	11/30/18	5/31/18
California	14%	11%
New York	14%	15%
Texas	12%	13%
Illinois	7%	6%
Colorado	6%	5%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

8	|	DWS Managed Municipal Bond Fund

Investment Portfolio	as of November 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.2%
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,786,060

Arizona 0.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,839,744
5.0%, 12/1/2037	8,405,000	9,576,741
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	12,775,000	13,382,324

		24,798,809

California 13.9%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	100,000	100,483
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	55,000	55,266
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2047	5,900,000	5,674,797
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	11,765,000	12,853,262
Series A-2, 5.0%, 6/1/2047	18,070,000	17,347,381
Series A-1, 5.25%, 6/1/2047	3,700,000	3,680,612
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	21,375,911
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,435,763
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	37,848,300
5.0%, 2/1/2033	8,000,000	8,640,880
5.0%, 8/1/2034	11,790,000	13,279,313
5.0%, 8/1/2035	13,210,000	14,836,151
5.0%, 2/1/2043	20,000,000	21,601,400
5.0%, 5/1/2044	11,200,000	12,259,408
5.25%, 4/1/2035	15,340,000	16,737,167
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	20,377,852
5.25%, 9/1/2030	5,000,000	5,401,900
5.25%, 10/1/2032	25,000,000	27,042,500

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	9

	Principal Amount ($)	Value ($)
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	10,880,900
California, State Municipal Finance Authority Revenue, LINXS APM Project:
Series B, AMT, 5.0%, 6/1/2048	1,200,000	1,281,192
Series A, AMT, 5.0%, 12/31/2043	6,000,000	6,449,640
Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,425,280
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	27,582,250
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,394,863
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,626,944
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,196,210
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,584,735
Series A, 144A, 5.5%, 12/1/2058	2,705,000	2,879,635
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,075,466
Series C, AMT, 5.0%, 5/15/2029	7,050,000	8,180,749
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,636,087
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,511,123
Series B, AMT, 5.0%, 5/15/2031	8,350,000	9,676,230
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,495,796
Series C, AMT, 5.0%, 5/15/2044	4,000,000	4,427,240
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	16,717,800
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	7,000,000	8,083,670
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,320,160
Series B, 5.25%, 7/1/2039	12,000,000	12,240,120
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,023,490
Series C, AMT, 5.0%, 7/1/2030	13,690,000	15,838,098
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,029,095
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,439,290
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,411,625

The accompanying notes are an integral part of the financial statements.

10	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	28,538,675
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,128,680
Series D, AMT, 5.0%, 5/1/2043	28,800,000	31,975,776
Series D, AMT, 5.0%, 5/1/2048	8,000,000	8,840,240
University of California, State Revenues, Limited Project:
Series O, 4.0%, 5/15/2029	4,165,000	4,567,381
Series O, 4.0%, 5/15/2030	5,000,000	5,410,500
Series O, 4.0%, 5/15/2031	3,335,000	3,561,680
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,281,200

		576,260,166

Colorado 6.1%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,157,150
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	40,396,500
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,192,037
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2043	4,890,000	5,247,801
Series A, 5.0%, 12/1/2048	7,825,000	8,357,883
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	35,917,825
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,713,980
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2029	8,950,000	10,354,702
Series A, AMT, 5.0%, 12/1/2032	24,335,000	27,798,114
Series A, AMT, 5.5%, 11/15/2028	15,000,000	16,934,400
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,579,446
Series A, AMT, 5.5%, 11/15/2030	15,080,000	16,979,929
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,622,600
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	2,913,348
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	6,635,000	6,566,683
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,190,158

		251,922,556

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)
Connecticut 2.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project:
144A, 5.0%, 4/1/2039	12,000,000	12,386,760
Series A, Prerefunded, 7.875%, 4/1/2039	6,000,000	6,457,560
Connecticut, State General Obligation:
Series C, 5.0%, 6/15/2028	5,000,000	5,675,150
Series C, 5.0%, 6/15/2029	14,690,000	16,574,433
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	2,807,629
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	20,914,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,180,260

		83,995,992

District of Columbia 2.3%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,173,510
Series A, 5.0%, 6/1/2033	10,300,000	11,668,800
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2032	2,500,000	2,840,850
5.0%, 4/1/2033	5,000,000	5,658,950
5.0%, 4/1/2034	5,000,000	5,629,600
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	12,475,000	13,342,511
Metropolitan Washington, DC, Airports Authority System Revenue:
AMT, 5.0%, 10/1/2031	3,850,000	4,375,949
AMT, 5.0%, 10/1/2032	2,250,000	2,550,713
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,505,857
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,025,392
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,612,700
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,179,377
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	10,805,000	11,881,394
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,698,742
Series A, 5.0%, 10/1/2030	1,455,000	1,688,891

		95,833,236

Florida 4.9%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2037	29,000,000	30,965,040
AMT, 5.0%, 10/1/2042	10,000,000	10,940,900
AMT, 5.0%, 10/1/2047	8,950,000	9,755,410

The accompanying notes are an integral part of the financial statements.

12	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,250,463
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,402,194
Series B, 4.0%, 10/1/2037	1,500,000	1,527,420
Florida, Jacksonville Water & Sewer System Revenue, Series A, 5.0%, 10/1/2029	5,000,000	5,788,000
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	9,100,000	8,930,103
144A, 4.375%, 5/1/2050	7,600,000	7,465,860
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	10,765,700
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	225,000	232,207
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,866,795
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,054,950
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,054,950
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,752,721
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,735,300
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	210,000	220,651
Series A-1, Prerefunded, 5.375%, 10/1/2035	790,000	838,696
Series A-1, Prerefunded, 5.375%, 10/1/2041	19,290,000	20,479,036
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,111,925
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	17,849,205
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series C, ETM, 6.25%, 10/1/2021, INS: NATL	3,825,000	4,104,875
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	18,825,774
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series C, 5.0%, 5/15/2038	2,000,000	2,056,500
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,131,683
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	900,000	935,037
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,757,500

		201,798,895

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
Georgia 4.2%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	767,290
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,670,850
Series B, 5.375%, 11/1/2039, INS: AGMC	13,915,000	14,312,413
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	19,372,351
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,351,740
Series A, 5.25%, 10/1/2033	3,635,000	3,916,204
Series A, 5.25%, 10/1/2036	11,115,000	11,946,513
Series A, 5.25%, 10/1/2041	29,000,000	31,070,890
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,390,332
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	2,015,194
Series A, 5.5%, 2/15/2045	4,720,000	4,893,932
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,161,333
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	12,440,000	12,539,271
Series A, 5.0%, 3/15/2020	2,700,000	2,792,232
Series B, 5.0%, 3/15/2020	5,000,000	5,165,000
Series A, 5.0%, 3/15/2022	17,340,000	18,707,779
Series A, 5.5%, 9/15/2023	5,000,000	5,605,750
Series A, 5.5%, 9/15/2024	4,635,000	5,285,244
Series A, 5.5%, 9/15/2027	5,000,000	5,897,950
Series A, 5.5%, 9/15/2028	5,000,000	5,896,600
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,210,071
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,142,342

		173,111,281

Hawaii 0.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	17,498,376
Series A, AMT, 5.0%, 7/1/2041	8,930,000	9,812,552
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	6,000,000	6,138,480

		33,449,408

The accompanying notes are an integral part of the financial statements.

14	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Illinois 6.9%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	1,395,000	1,435,915
Series A, 5.0%, 12/1/2032	2,680,000	2,743,516
Series A, 5.0%, 12/1/2033	2,060,000	2,100,582
Series A, 5.0%, 12/1/2034	810,000	823,381
Series H, 5.0%, 12/1/2036	6,075,000	6,145,166
Series H, 5.0%, 12/1/2046	3,470,000	3,413,474
Chicago, IL, O’Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,533,120
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	1,540,000	1,711,787
Series C, 5.0%, 1/1/2034	6,000,000	6,603,900
Series B, 5.0%, 1/1/2035	4,250,000	4,658,383
Series B, 5.0%, 1/1/2036	3,845,000	4,237,536
Series B, 5.0%, 1/1/2037	3,845,000	4,222,156
Chicago, IL, O’Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,324,488
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,815,810
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,997,236
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,273,975
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,235,762
5.5%, 4/1/2039	4,800,000	4,850,256
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	11,700,000	11,862,162
Series A, 5.0%, 6/15/2057	6,000,000	6,184,560
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	6,646,504
Illinois, Railsplitter Tobacco Settlement Authority:
5.0%, 6/1/2026	7,500,000	8,553,750
Prerefunded, 6.0%, 6/1/2028	17,315,000	18,928,239
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,661,170
Series A, 6.7%, 11/1/2021, INS: NATL	9,565,000	10,374,677
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	1,910,000	1,954,751
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,606,327

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,191,117
Series A, 5.0%, 1/1/2037	3,965,000	4,250,440
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,824,589
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,386,720
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2030	4,230,000	4,423,565
Series B, 5.0%, 10/1/2031	6,500,000	6,760,650
Series B, 5.0%, 10/1/2032	5,000,000	5,184,400
5.0%, 2/1/2027	8,075,000	8,551,183
Series D, 5.0%, 11/1/2028	9,425,000	9,951,481
5.0%, 1/1/2035	4,200,000	4,305,420
Series A, 5.0%, 5/1/2035	11,000,000	11,349,470
Series A, 5.0%, 5/1/2036	14,355,000	14,777,898
Series A, 5.0%, 12/1/2038	4,760,000	4,877,762
Series A, 5.0%, 12/1/2039	10,240,000	10,470,707
Series A, 5.0%, 5/1/2040	3,000,000	3,060,810
Series A, 5.0%, 5/1/2043	7,000,000	7,120,610
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,298,193
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,308,450

		286,992,048

Indiana 0.8%
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,407,215
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,988,947
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,592,160
Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 1.7%**, 12/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	3,875,000	3,875,000

		33,863,322

Iowa 0.4%
Iowa, State Finance Authority, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2043	5,805,000	5,974,042
Series A, 5.0%, 5/15/2048	8,220,000	8,424,678

		14,398,720

Kansas 0.5%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:

The accompanying notes are an integral part of the financial statements.

16	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series A, 5.0%, 11/15/2032	13,000,000	13,928,330
Series A, 5.0%, 11/15/2034	4,965,000	5,312,798

		19,241,128

Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,321,461
Series A, 5.25%, 6/1/2041	1,915,000	2,015,327

		3,336,788

Louisiana 0.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,037,128
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,178,800
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	25,285,000	24,154,002

		32,369,930

Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,011,007

Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 5.5%, 1/1/2046	20,000,000	21,881,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 1.69%**, 12/7/2018, LOC: PNC Bank NA	635,000	635,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	10,549,041
Series A, 5.0%, 5/15/2045	5,000,000	5,404,200

		38,469,441

Massachusetts 1.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	13,800,000	14,200,614
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	59,420
144A, 5.0%, 11/15/2038	1,175,000	1,185,974
144A, 5.125%, 11/15/2046	1,175,000	1,186,362

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)
Series A-1, 144A, 6.25%, 11/15/2031	1,182,967	1,245,984
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	700,000	709,429
144A, 5.0%, 10/1/2057	1,700,000	1,710,727
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System Issue:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,178,305
Series S-1, 5.0%, 7/1/2029	5,000,000	5,852,400
Series S-1, 5.0%, 7/1/2030	10,500,000	12,135,900
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2033	4,000,000	4,556,600
Series L, 5.0%, 7/1/2036	70,000	74,306
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	1,940,376
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	4,785,000	4,865,101
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,086,690

		53,988,188

Michigan 0.7%
Michigan, State Building Authority Revenue, Facilities Program, Series H, 5.125%, 10/15/2033	9,755,000	10,003,948
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,624,188
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit, Series A-1, 6.5%, 12/1/2033	335,000	336,199
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT-75, 5.0%, 12/31/2043	4,800,000	5,117,760
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,056,390

		30,138,485

Minnesota 0.7%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,337,650
Series A, 5.0%, 2/15/2053	14,060,000	14,898,960
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	4,075,000	4,414,244
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,383,400

		30,034,254

The accompanying notes are an integral part of the financial statements.

18	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Mississippi 0.2%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 1.71%**, 12/7/2018, GTY: Chevron Corp.	4,675,000	4,675,000
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%***, Mandatory Put 8/1/2022 @ 100, 2/1/2036	2,710,000	2,775,284

		7,450,284

Missouri 0.9%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,760,875
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,519,286
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,364,168
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village:
5.0%, 9/1/2048	3,255,000	3,190,551
Series A, 5.125%, 9/1/2048	7,500,000	7,493,700
Series A, 5.125%, 9/1/2049	7,975,000	7,858,964

		36,187,544

Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,632,695
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	1,390,000	1,553,575
Series A, 5.0%, 9/1/2029	1,730,000	1,948,534
Series A, 5.0%, 9/1/2033	3,815,000	4,300,649

		13,435,453

Nevada 0.0%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	15,500,000	1,670,590

New Hampshire 0.3%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 6.5%, 1/1/2031	10,000,000	10,884,400

New Jersey 2.5%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,106,154

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)
Series DDD, 5.0%, 6/15/2042	2,775,000	2,861,830
Series BBB, 5.5%, 6/15/2030	22,440,000	25,073,334
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,317,200
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,550,973
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	2,988,225
Series A, 5.0%, 6/15/2047	3,205,000	3,304,099
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes:
Series A, 5.0%, 6/15/2029	2,420,000	2,678,383
Series A, 5.0%, 6/15/2031	2,420,000	2,654,111
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	3,570,000	3,833,359
Series A, 5.0%, 12/15/2034	5,710,000	6,102,505
Series A, 5.0%, 12/15/2036	2,385,000	2,524,189
Series A, 6.0%, 6/15/2035	6,000,000	6,453,780
Series A, 6.0%, 12/15/2038	11,075,000	11,088,844
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	5,459,351
Series B, 5.0%, 6/1/2046	16,500,000	16,545,705
Series A, 5.25%, 6/1/2046	2,630,000	2,791,429

		101,333,471

New Mexico 0.3%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,298,090
Series A, 4.0%, 6/1/2030	5,795,000	6,271,407
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 1.69%**, 12/7/2018, LOC: Freddie Mac	650,000	650,000

		13,219,497

New York 13.6%
New York, General Obligation, Series C, 5.0%, 8/1/2029	2,000,000	2,353,200
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	12,550,000	14,442,791
Series B-2, 5.0%, 11/15/2034	10,940,000	12,534,724
New York, General Obligation, Series C, 5.0%, 8/1/2030	2,000,000	2,337,360

The accompanying notes are an integral part of the financial statements.

20	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	340,000	345,321
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	17,943,915
Series D, 5.0%, 11/15/2038	13,635,000	14,626,810
Series B, 5.25%, 11/15/2044	25,000,000	27,556,000
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	10,325,880
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	564,280
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	505,000	513,459
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,120,240
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	1,560,000	1,606,691
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group, Series A, 5.0%, 8/1/2035	780,000	861,994
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligatied Group, Series A, 5.0%, 8/1/2034	545,000	604,574
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Board Financing Program:
Series A, 5.0%, 10/1/2029	2,110,000	2,437,303
Series A, 5.0%, 10/1/2030	3,175,000	3,648,234
Series A, 5.0%, 10/1/2031	3,870,000	4,432,234
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.7%**, 12/7/2018, LOC: Bank of America NA	530,000	530,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,163,945
Series B, 5.0%, 2/15/2035	30,000,000	33,261,600
Series A, 5.0%, 2/15/2039	3,950,000	4,407,607
Series C, 5.0%, 3/15/2041	10,000,000	10,557,300
Series C, 5.0%, 3/15/2042	14,750,000	16,210,397
Series E, 5.0%, 2/15/2044	10,000,000	10,951,200
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	5,717,500
New York, State Housing Finance Agency, Historic Front Street, Series A, 1.71%**, 12/7/2018, LOC: Landesbank Hessen-Thuringen	100,000	100,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	48,699,450

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	21

	Principal Amount ($)	Value ($)
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,241,688
AMT, 5.0%, 1/1/2034	2,045,000	2,233,467
AMT, 5.0%, 1/1/2036	2,045,000	2,215,492
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,010,050
Series A, AMT, 5.0%, 7/1/2046	14,190,000	14,892,405
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,302,742
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,220,692
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,550,368
Series TE, 5.0%, 12/15/2035	4,000,000	4,432,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,298,852
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series DD, 5.0%, 6/15/2036	6,000,000	6,633,060
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	11,909,362
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	5,743,745
Series A, 5.0%, 2/1/2031	5,000,000	5,753,850
Series F-1, 5.0%, 5/1/2031	4,900,000	5,650,925
Series B-1, 5.0%, 8/1/2035	9,295,000	10,316,799
Series D-1, 5.0%, 2/1/2038	17,655,000	19,338,934
Series A-1, 5.0%, 11/1/2038	11,560,000	12,668,488
Series I, 5.0%, 5/1/2042	8,000,000	8,638,720
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2A, 4.0%, 7/15/2037	5,000,000	5,116,200
Series S-2A, 4.0%, 7/15/2038	8,500,000	8,663,030
Series S-3, 5.0%, 7/15/2031	4,000,000	4,663,720
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018:
Series S-1, 5.0%, 7/15/2032	6,800,000	7,808,712
Series S-1, 5.0%, 7/15/2035	2,800,000	3,176,740
New York, NY, General Obligation:
Series B-1, 5.0%, 12/1/2031	2,000,000	2,296,140

The accompanying notes are an integral part of the financial statements.

22	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series D-1, 5.0%, 10/1/2033	25,000,000	26,736,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,341,550
Series I-1, 5.375%, 4/1/2036	265,000	267,854
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	5,000,000	5,734,800
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	11,435,000
Series 193, AMT, 5.0%, 10/15/2035	2,865,000	3,139,725
Series 195, AMT, 5.0%, 4/1/2036	3,000,000	3,329,400
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	1,990,978
5.0%, 9/1/2039	4,490,000	4,960,193
Port Authority of New York & New Jersey, One Hundred Ninety-Seven, AMT, 5.0%, 11/15/2036	7,000,000	7,779,240
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,218,800
AMT, 5.0%, 10/15/2034	5,775,000	6,347,302
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	7,374,162
AMT, 5.0%, 10/15/2034	5,250,000	5,877,112
Port Authority of New York & New Jersey, Two Hundred Seven:
AMT, 5.0%, 9/15/2029	8,000,000	9,266,320
AMT, 5.0%, 9/15/2030	20,000,000	23,026,000
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	706,024
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,221,590
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,081,200

		562,463,440

North Carolina 0.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,582,755
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	30,287,016
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,563,292

		33,433,063

North Dakota 0.5%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,334,438

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	23

	Principal Amount ($)	Value ($)
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2043	5,215,000	5,411,241
Series C, 5.0%, 6/1/2048	5,895,000	6,088,002

		21,833,681

Ohio 2.9%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,420,757
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,067,200
Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 1.69%**, 12/7/2018, LOC: PNC Bank NA	835,000	835,000
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,002,437
5.0%, 1/1/2046	2,790,000	2,836,426
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	15,957,945
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	6,000,000	6,745,080
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	12,537,407
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children’s Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,837,931
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	13,939,541
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	840,000	882,605
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	80,000	81,458
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	1,205,000	1,189,419
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	5,010,000	5,024,679
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,796,400
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,182,120
Ohio, State Infrastructure Improvement, Series A, 1.7%**, 12/7/2018	845,000	845,000
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,105,608
Series A-1, 5.25%, 2/15/2031	9,375,000	10,344,656
Series A-1, 5.25%, 2/15/2032	7,500,000	8,263,200

		121,894,869

The accompanying notes are an integral part of the financial statements.

24	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,367,797
Series B, 5.5%, 8/15/2057	9,385,000	10,130,826
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	6,803,400
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	13,235,000	14,146,097
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,687,534

		35,135,654

Pennsylvania 3.6%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,062,314
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	669,156
5.0%, 12/1/2048	720,000	721,685
5.0%, 12/1/2053	1,055,000	1,051,529
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,284,863
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	1,665,000	1,744,820
Series A, 5.0%, 12/1/2048	4,335,000	4,493,834
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,433,395
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,209,507
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,417,050
Series A, 5.0%, 6/1/2034	6,000,000	6,478,800
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,467,633
5.0%, 6/1/2028	1,290,000	1,474,238
5.0%, 6/1/2029	1,290,000	1,461,841
5.0%, 6/1/2030	855,000	961,490
5.0%, 6/1/2031	865,000	969,760
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,369,480

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	25

	Principal Amount ($)	Value ($)
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	780,000	803,353
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,303,200
Series D, 5.0%, 8/15/2032	5,000,000	5,567,150
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2029	10,000,000	11,057,300
Series B, 5.0%, 6/1/2033	12,000,000	13,094,520
Series A-1, 5.0%, 12/1/2040	15,000,000	16,197,000
Series B-1, 5.0%, 6/1/2042	6,950,000	7,405,017
Series A-1, 5.0%, 12/1/2042	5,000,000	5,453,350
Series C, 5.0%, 12/1/2044	4,840,000	5,164,619
Series A-1, 5.0%, 12/1/2047	3,335,000	3,621,510
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,340,686
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,105,325
Series 14, 4.0%, 10/1/2037	895,000	902,151

		147,286,576

South Carolina 2.7%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,641,401
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,661,800
5.0%, 11/1/2046	7,490,000	7,944,868
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,072,413
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,465,373
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,059,101
South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	10,195,000	10,710,969
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	4,771,272
Series A, 5.0%, 12/1/2036	4,780,000	5,125,164
Series C, 5.0%, 12/1/2046	6,850,000	7,163,456
Series A, Prerefunded, 5.375%, 1/1/2028	85,000	85,227
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	41,454,285
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	16,815,331

		111,970,660

The accompanying notes are an integral part of the financial statements.

26	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	21,830,650
5.0%, 7/1/2046	16,140,000	17,341,461
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,083,130

		42,255,241

Tennessee 0.6%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
4.0%, 7/1/2034	6,000,000	6,292,020
5.0%, 1/1/2030	5,000,000	5,786,650
Sevier County, TN, Public Building Authority Revenue, Local Government Public Improvement, Series B-1, 1.71%**, 12/7/2018, LOC: Bank of America NA	2,750,000	2,750,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,160,930
Series A, 5.25%, 9/1/2021	2,000,000	2,144,180

		24,133,780

Texas 11.8%
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,024,350
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,060,201
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,136,278
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2032	3,510,000	3,788,308
Houston, TX, Utility Systems Revenue, First Lien, Series B, 5.0%, 11/15/2034	5,000,000	5,649,200
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	7,500,000	7,610,250
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	5,715,000	6,284,443
Series A, 5.0%, 1/1/2039	4,230,000	4,645,978
Series B, 5.0%, 1/1/2040	8,825,000	9,419,099
Series C, 5.25%, 1/1/2044	20,000,000	20,043,000
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	32,388,300
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,349,136
Series B, 5.0%, 1/1/2048	8,615,000	9,338,574
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	7,359,450

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	27

	Principal Amount ($)	Value ($)
Socorro, TX, Independent School District, Series B, 5.0%, 8/15/2028	5,000,000	5,873,950
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	26,856,750
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,572,600
5.0%, 8/15/2043	9,900,000	10,639,035
Prerefunded, 5.625%, 8/15/2035	740,000	784,267
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,220,520
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	25,438,882
Series A, 5.25%, 11/1/2038	20,000,000	20,937,800
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	21,857,600
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,389,575
AMT, 5.0%, 11/1/2034	1,000,000	1,107,270
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	27,329
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,702,400
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700% , 2.264%***, 12/15/2026	18,230,000	18,073,404
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,072,330
5.0%, 11/1/2040	1,070,000	1,132,221
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,018,212
5.5%, 8/1/2025	2,750,000	3,171,080
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,661,330
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	18,590,000	21,387,795
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,413,238
5.0%, 12/15/2031	4,500,000	4,818,105
5.0%, 12/15/2032	21,215,000	22,683,290

The accompanying notes are an integral part of the financial statements.

28	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Texas, State Transportation Commission, State Highway Fund Revenue:
Series A, 5.0%, 10/1/2027	5,000,000	5,869,250
Series A, 5.0%, 10/1/2028	5,000,000	5,837,200
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	15,455,445
Series C, 5.0%, 8/15/2042	5,085,000	5,362,692
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	9,053,010
Series B, 4.0%, 10/15/2033	20,000,000	21,228,400
Series A, 4.0%, 10/15/2036	5,000,000	5,173,050
Series B, 4.0%, 10/15/2036	23,580,000	24,473,446
Series B, 4.0%, 10/15/2037	7,000,000	7,239,050

		488,627,093

Utah 0.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,657,300
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,221,178
Series A, AMT, 5.0%, 7/1/2047	13,435,000	14,606,935
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,522,428

		27,007,841

Virginia 1.5%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,840,055
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	14,865,000	15,560,533
AMT, 5.0%, 12/31/2052	4,655,000	4,859,262
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	15,975,400
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	5,961,679
Series A, 4.0%, 9/1/2031	4,710,000	5,007,719
Virginia, State Commonwealth Transportation Board Revenue:
Series A, 5.0%, 5/15/2028	2,500,000	2,981,225
Series A, 5.0%, 5/15/2029	3,195,000	3,790,293
Series A, 5.0%, 5/15/2031	5,120,000	6,000,691

		61,976,857

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	29

	Principal Amount ($)	Value ($)
Washington 3.9%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	5,772,598
4.0%, 12/1/2037	15,000,000	15,551,250
King County, WA, School District No. 412, Shoreline, 5.0%, 12/1/2031	14,345,000	16,918,062
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,171,860
Series A, 5.0%, 8/1/2032	2,500,000	2,710,275
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	9,419,825
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,015,424
Series A, AMT, 5.0%, 5/1/2031	9,200,000	10,368,768
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	7,052,375
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	20,240,644
Washington, Energy Northwest Electric Revenue:
Series C, 5.0%, 7/1/2030	14,405,000	17,058,689
Series C, 5.0%, 7/1/2031	10,675,000	12,588,387
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	18,785,760
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	11,260,000	11,562,331
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	1,833,541
5.0%, 8/15/2035	1,470,000	1,563,977
5.0%, 8/15/2036	980,000	1,037,771

		161,651,537

West Virginia 0.5%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	21,500,232

Wisconsin 1.3%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,178,990
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	1,665,000	1,765,416
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,905,000	3,080,201
Wisconsin, Public Finance Authority Revenue, Denver International Airport Great Hall Project, AMT, 5.0%, 9/30/2049	3,335,000	3,553,309

The accompanying notes are an integral part of the financial statements.

30	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,564,696
144A, 5.0%, 10/1/2048	4,315,000	4,308,053
144A, 5.0%, 10/1/2053	8,100,000	8,020,215
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	8,500,000	9,518,555
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,599,492
Wisconsin, State Health & Educational Facilities Authority, St. John’s Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	335,000	341,100
Series A, 5.0%, 9/15/2045	445,000	451,768
Series A, 5.0%, 9/15/2050	1,780,000	1,803,265

		55,185,060

Wyoming 0.0%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp., 1.72%**, 12/7/2018, LOC: Bank of Nova Scotia	650,000	650,000
Total Municipal Bonds and Notes (Cost $3,987,066,229)		4,106,986,537

Underlying Municipal Bonds of Inverse Floaters (a) 0.2%
Texas
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (b) (Cost $10,970,779)	10,000,000	10,485,400
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 7.64%, 10/1/2035, Leverage Factor at purchase date: 2 to 1

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,998,037,008)	99.4	4,117,471,937
Floating Rate Notes (a)	(0.1)	(5,000,000)
Other Assets and Liabilities, Net	0.7	28,975,436

Net Assets	100.0	4,141,447,373

*	Non-income producing security.

**

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	31

may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.

***

Variable or floating rate security. These securities are shown at their current rate as of November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

(a)

Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)

Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$4,117,471,937	$—	$4,117,471,937
Total	$—	$4,117,471,937	$—	$4,117,471,937

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Managed Municipal Bond Fund

Statement of Assets and Liabilities

as of November 30, 2018 (Unaudited)

Assets
Investments in securities, at value (cost $3,998,037,008)	$4,117,471,937
Cash	2,280
Receivable for investments sold	3,920,000
Receivable for Fund shares sold	3,201,422
Interest receivable	51,359,551
Other assets	156,846
Total assets	4,176,112,036

Liabilities
Line of credit loan payable	15,350,000
Payable for Fund shares redeemed	8,822,611
Payable for floating rate notes issued	5,000,000
Distributions payable	1,537,707
Accrued management fee	1,014,241
Accrued Trustees’ fees	71,938
Other accrued expenses and payables	2,868,166
Total liabilities	34,664,663
Net assets, at value	$4,141,447,373

Net Assets Consist of
Distributable earnings (loss)	114,972,901
Paid-in capital	4,026,474,472
Net assets, at value	$4,141,447,373

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	33

Statement of Assets and Liabilities as of November 30, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($1,352,364,686 ÷ 153,414,234 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.82
Maximum offering price per share (100 ÷ 97.25 of $8.82)	$9.07
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($166,035,915 ÷ 18,835,956 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.81
Class S
Net Asset Value, offering and redemption price per share ($2,332,179,954 ÷ 264,201,027 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.83
Institutional Class
Net Asset Value, offering and redemption price per share ($290,866,818 ÷ 32,985,918 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.82

The accompanying notes are an integral part of the financial statements.

34	|	DWS Managed Municipal Bond Fund

Statement of Operations

for the six months ended November 30, 2018 (Unaudited)

Investment Income
Income:

Interest	$86,341,535
Expenses:

Management fee	7,211,686
Administration fee	2,209,842
Services to shareholders	2,990,098
Distribution and service fees	2,650,381
Custodian fee	21,655
Professional fees	100,467
Reports to shareholders	78,080
Registration fees	55,266
Trustees’ fees and expenses	113,155
Interest expenses and fees on floating rate notes issued	51,800
Interest expense	18,268
Other	145,389
Total expenses before expense reductions	15,646,087
Expense reductions	(788,632)
Total expenses after expense reductions	14,857,455
Net investment income	71,484,080

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from Investments	(8,481,531)
Change in net unrealized appreciation (depreciation) on investments	(76,869,024)
Net gain (loss)	(85,350,555)
Net increase (decrease) in net assets resulting from operations	$(13,866,475)

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	35

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2018 (Unaudited)	Years Ended May 31, 2018

Operations:
Net investment income (loss)	$71,484,080	$155,182,246
Net realized gain (loss)	(8,481,531)	26,090,962
Change in net unrealized appreciation (depreciation)	(76,869,024)	(127,314,694)
Net increase (decrease) in net assets resulting from operations	(13,866,475)	53,958,514
Distributions to shareholders:
Class A	(22,187,791)	(50,101,338)
Class C	(2,168,040)	(5,438,376)
Class S	(41,626,577)	(93,126,519)
Institutional Class	(4,984,372)	(7,247,232)
Total distributions	(70,966,780)	(155,913,465)*
Fund share transactions:
Proceeds from shares sold	517,592,832	749,237,383
Reinvestment of distributions	62,752,157	135,328,890
Payments for shares redeemed	(980,338,366)	(1,202,199,186)
Net increase (decrease) in net assets from Fund share transactions	(399,993,377)	(317,632,913)
Increase (decrease) in net assets	(484,826,632)	(419,587,864)
Net assets at beginning of period	4,626,274,005	5,045,861,869
Net assets at end of period	$4,141,447,373	$4,626,274,005 **

*

Includes distributions from net investment income of $49,526,791, $5,355,107, $92,134,771 and $7,161,207 for Class A, Class C, Class S and Institutional Class, respectively and distributions from net realized gains of $574,547, $83,269, $991,748 and $86,025 for Class A, Class C, Class S and Institutional Class, respectively.

**	Includes distributions in excess of net investment income of $3,246,135.

The accompanying notes are an integral part of the financial statements.

36	|	DWS Managed Municipal Bond Fund

Financial Highlights

Six Months Ended 11/30/18			Years Ended May 31,
Class A	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$8.98		$9.17		$9.42		$9.25		$9.30		$9.40
Income from investment operations:
Net investment income	.14		.28		.31		.35		.36		.37
Net realized and unrealized gain (loss)	(.16)		(.19)		(.25)		.17		(.06)		(.10)
Total from investment operations	(.02)		.09		.06		.52		.30		.27
Less distributions from:
Net investment income	(.14)		(.28)		(.31)		(.35)		(.35)		(.37)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.00	)***	—
Total distributions	(.14)		(.28)		(.31)		(.35)		(.35)		(.37)
Net asset value, end of period	$8.82		$8.98		$9.17		$9.42		$9.25		$9.30
Total Return (%)[a]	(.24	)**	1.00		.71		5.70		3.34		3.08

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,352		1,507		1,693		2,031		1,941		1,994
Ratio of expenses (including interest expense) (%)[b]	.77	*	.77		.79		.80		.81		.81
Ratio of expenses (excluding interest expense) (%)	.77	*	.76		.76		.76		.76		.76
Ratio of net investment income (%)	3.13	*	3.08		3.40		3.73		3.84		4.16
Portfolio turnover rate (%)	29	**	42		38		29		29		30

[a]	Total return does not reflect the effect of any sales charges.

[b]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	37

	Six Months Ended 11/30/18		Years Ended May 31,
Class C	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$8.98		$9.17		$9.42		$9.25		$9.30		$9.40
Income from investment operations:
Net investment income	.10		.21		.24		.27		.29		.30
Net realized and unrealized gain (loss)	(.17)		(.19)		(.25)		.17		(.06)		(.10)
Total from investment operations	(.07)		.02		(.01)		.44		.23		.20
Less distributions from:
Net investment income	(.10)		(.21)		(.24)		(.27)		(.28)		(.30)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.00	)***	—
Total distributions	(.10)		(.21)		(.24)		(.27)		(.28)		(.30)
Net asset value, end of period	$8.81		$8.98		$9.17		$9.42		$9.25		$9.30
Total Return (%)[a]	(.75	)b**	.21		(.08)		4.88	[b]	2.53	[b]	2.28

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166		208		259		292		256		242
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.58	*	1.56		1.58		1.59		1.61		1.59
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.56	*	1.56		1.58		1.59		1.60		1.59
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.56	*	1.55		1.55		1.55		1.55		1.54
Ratio of net investment income (%)	2.35	*	2.29		2.61		2.94		3.05		3.37
Portfolio turnover rate (%)	29	**	42		38		29		29		30

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

38	|	DWS Managed Municipal Bond Fund

	Six Months Ended 11/30/18		Years Ended May 31,
Class S	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$9.00		$9.18		$9.44		$9.26		$9.31		$9.41
Income from investment operations:
Net investment income	.15		.30		.33		.37		.38		.39
Net realized and unrealized gain (loss)	(.17)		(.18)		(.26)		.18		(.06)		(.10)
Total from investment operations	(.02)		.12		.07		.55		.32		.29
Less distributions from:
Net investment income	(.15)		(.30)		(.33)		(.37)		(.37)		(.39)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.00	)***	—
Total distributions	(.15)		(.30)		(.33)		(.37)		(.37)		(.39)
Net asset value, end of period	$8.83		$9.00		$9.18		$9.44		$9.26		$9.31
Total Return (%)[a]	(.24	)**	1.32		.81		6.03		3.55		3.29

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,332		2,670		2,918		2,940		2,873		2,911
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.62	*	.62		.63		.64		.64		.66
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.56	*	.58		.60		.60		.60		.62
Ratio of expenses after expense reductions (excluding interest expense) (%)	.56	*	.56		.57		.56		.55		.57
Ratio of net investment income (%)	3.35	*	3.27		3.59		3.93		4.04		4.36
Portfolio turnover rate (%)	29	**	42		38		29		29		30

[a]	Total return would have been lower had certain expenses not been reduced.

[b]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	39

	Six Months Ended 11/30/18		Years Ended May 31,
Institutional Class	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$8.99		$9.17		$9.42		$9.25		$9.30		$9.40
Income from investment operations:
Net investment income	.15		.30		.34		.37		.38		.39
Net realized and unrealized gain (loss)	(.17)		(.18)		(.26)		.17		(.06)		(.10)
Total from investment operations	(.02)		.12		.08		.54		.32		.29
Less distributions from:
Net investment income	(.15)		(.30)		(.33)		(.37)		(.37)		(.39)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.00	)***	—
Total distributions	(.15)		(.30)		(.33)		(.37)		(.37)		(.39)
Net asset value, end of period	$8.82		$8.99		$9.17		$9.42		$9.25		$9.30
Total Return (%)	(.22	)**	1.33		.94	[a]	5.96		3.57		3.31

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	291		241		177		311		100		96
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.54	*	.56		.59		.56		.58		.55
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.54	*	.56		.56		.56		.58		.55
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54	*	.55		.53		.52		.53		.50
Ratio of net investment income (%)	3.37	*	3.29		3.63		3.93		4.06		4.38
Portfolio turnover rate (%)	29	**	42		38		29		29		30

[a]	Total return would have been lower had certain expenses not been reduced.

[b]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

40	|	DWS Managed Municipal Bond Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Managed Municipal Bond Fund (the “Fund”) is a diversified series of Deutsche DWS Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify

DWS Managed Municipal Bond Fund	|	41

compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair

42	|	DWS Managed Municipal Bond Fund

value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the

DWS Managed Municipal Bond Fund	|	43

underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued” in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2018 was approximately $5,000,000, with a weighted average interest rate of 2.07%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have, developed TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. All Fund TOB Trusts are structured to be in compliance with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to pre-Volker TOB Trust structures. The ultimate impact of the Volker Rule on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

44	|	DWS Managed Municipal Bond Fund

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2018, the Fund had net tax basis capital loss carryforwards of approximately $6,844,000, including $1,746,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the expiration date, whichever occurs first; and approximately $5,098,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At May 31, 2018, the aggregate cost of investments for federal income tax purposes was $4,429,871,443. The net unrealized appreciation for all investments based on tax cost was $203,403,808. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $221,261,614 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $17,857,806.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floater transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Managed Municipal Bond Fund	|	45

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $1,271,878,844 and $1,691,615,929, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily

46	|	DWS Managed Municipal Bond Fund

net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

Accordingly, for the six months ended November 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.33% of the Fund’s average daily net assets.

For the period from June 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.81%
Class C	1.56%
Class S	.56%
Institutional Class	.56%

For the six months ended November 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class C	$15,462
Class S	$773,170
$788,632

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2018, the Administration Fee was $2,209,842 of which $343,765 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder

DWS Managed Municipal Bond Fund	|	47

service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2018
Class A	$72,895	$27,198
Class C	3,843	1,614
Class S	152,683	56,432
Institutional Class	3,050	653
	$232,471	$85,897

In addition, for the six months ended November 30, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$486,414
Class C	110,898
Class S	1,950,963
Institutional Class	115,900
$2,664,175

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2018
Class C	$701,335	$103,495

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

48	|	DWS Managed Municipal Bond Fund

accounts the firms service. For the six months ended November 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2018	Annualized Rate
Class A	$1,715,364	$845,398	.24%
Class C	233,682	110,302	.25%
	$1,949,046	$955,700

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended November 30, 2018 aggregated $37,433.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2018, the CDSC for Class C shares aggregated $5,113. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2018, DDI received $21,398 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,468, of which $9,914 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended November 30, 2018, the Fund engaged in securities purchases of $262,166,936 and securities sales of $249,953,802 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including

DWS Managed Municipal Bond Fund	|	49

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At November 30, 2018, the Fund had a $15,350,000 outstanding loan. Interest expense incurred on the borrowings was $18,268 for the six months ended November 30, 2018. The average dollar amount of the borrowings was $4,676,829, the weighted average interest rate on these borrowings was 3.48%, and the Fund had a loan outstanding for 41 days throughout the period. The borrowings were valued at cost, which approximates fair value.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	3,508,805	$31,181,685	11,581,014	$105,694,194
Class C	421,057	3,741,014	1,891,047	17,252,504
Class S	38,561,623	340,218,141	51,948,467	472,957,929
Institutional Class	15,920,347	142,451,992	16,835,394	153,332,756
		$517,592,832		$749,237,383

Shares issued to shareholders in reinvestment of distributions
Class A	2,242,873	$19,922,923	4,887,379	$44,429,439
Class C	216,078	1,919,550	519,082	4,720,141
Class S	4,036,095	35,925,312	8,679,398	78,978,805
Institutional Class	564,256	4,984,372	793,204	7,200,505
		$62,752,157		$135,328,890

Shares redeemed
Class A	(20,064,090)	$(178,444,228)	(33,316,866)	$(302,622,009)
Class C	(4,953,266)	(44,035,751)	(7,452,881)	(67,722,302)
Class S	(75,207,488)	(666,494,048)	(81,597,979)	(740,714,830)
Institutional Class	(10,321,300)	(91,364,339)	(10,048,963)	(91,140,045)
		$(980,338,366)		$(1,202,199,186)

50	|	DWS Managed Municipal Bond Fund

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	(14,312,412)	$(127,339,620)	(16,848,473)	$(152,498,376)
Class C	(4,316,131)	(38,375,187)	(5,042,752)	(45,749,657)
Class S	(32,609,770)	(290,350,595)	(20,970,114)	(188,778,096)
Institutional Class	6,163,303	56,072,025	7,579,635	69,393,216
		$(399,993,377)		$(317,632,913)

DWS Managed Municipal Bond Fund	|	51

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class C and Class S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

52	|	DWS Managed Municipal Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$997.60	$992.50	$997.60	$997.80
Expenses Paid per $1,000*	$3.86	$7.79	$2.80	$2.70

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$1,021.21	$1,017.25	$1,022.26	$1,022.36
Expenses Paid per $1,000*	$3.90	$7.89	$2.84	$2.74

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund	.77%	1.56%	.56%	.54%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Managed Municipal Bond Fund	|	53

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Managed Municipal Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

54	|	DWS Managed Municipal Bond Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017. The

DWS Managed Municipal Bond Fund	|	55

Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

56	|	DWS Managed Municipal Bond Fund

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by

DWS Managed Municipal Bond Fund	|	57

DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

58	|	DWS Managed Municipal Bond Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Managed Municipal Bond Fund	|	59

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLCX	SCMBX	SMLIX
CUSIP Number	25158T 608	25158T 822	25158T 848	25158T 855
Fund Number	466	766	2066	544

60	|	DWS Managed Municipal Bond Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Managed Municipal Bond Fund	|	61

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

62	|	DWS Managed Municipal Bond Fund

Notes

DMMBF-3

(R-025437-8 1/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2019